Notes Payable - SBA EIDL Loan (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
2026
2027
2027		6,611
2028		10,932
2029 and thereafter		482,357
Total		$ 499,900
Twin Vee Powercarsco [Member]
2026	$ 0
2027	6,611
2029 and thereafter	482,366
Total	499,900
2025	0
2028	$ 10,923